INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 901	$ 957	$ 2,765	$ 2,417	$ 12,740
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	979	1,194	1,985	2,475	4,767
Impairment of tangible and intangible assets	0	0	0	0	1,122
Gain from a bargain purchase	0	0	0	0	(288)
Accrued interest and exchange rate changes of debenture and long-term loans	376	4	10	9	17
Accrued severance pay, net	(6)	138	(38)	125	56
Gain from sale of property and equipment, net	(38)	(32)	(72)	(97)	(95)
Stock-based compensation	83	127	174	175	375
Decrease in restricted cash	0	1	62	16	19
Decrease (Increase) in trade receivables, net	(10)	378	(513)	(1,705)	(1,141)
Increase in other accounts receivable and prepaid expenses	(1,106)	(69)	(1,060)	(629)	(21)
Increase in inventories	(171)	(481)	(180)	(217)	(462)
Deferred income taxes	197	319	387	804	(9,120)
Decrease (increase) in long-term accounts receivable	12	(50)	14	(9)	126
Increase (decrease) in trade payables	837	1,117	900	493	(654)
Decrease in other accounts payable and accrued expenses	(701)	(988)	(291)	(1,342)	(1,845)
Net cash provided by operating activities	1,353	2,615	4,143	2,515	5,596
Cash flows from investing activities:
Purchase of property and equipment	(769)	(1,094)	(1,354)	(2,248)	(4,458)
Proceeds from sale of property and equipment	337	160	648	867	1,529
Acquisition of subsidiary (a)	0	0	0	0	(688)
Proceeds from sale of investments in previously consolidated subsidiaries (b)	0	0	0	0	(41)
Net cash used in investing activities	(432)	(934)	(706)	(1,381)	(3,658)
Cash flows from financing activities:
Receipt of long-term loans from banks	4,546	1,490	15,103	12,927	12,577
Repayment of long-term loans from banks	(6,335)	(2,597)	(17,729)	(4,803)	(8,986)
Repayment of long-term loans from shareholders	(19)	(251)	(32)	(366)	(301)
Proceeds from issuance of shares and exercise of options, net of issuance costs	0	6	6	10,065	10,074
Repurchase of shares from non-controlling interests	0	0	0	(7,740)	(7,740)
Short-term bank credit, net	(18)	(1,382)	(486)	(2,582)	(1,640)
Net cash provided by (used in) financing activities	(1,826)	(2,734)	(3,138)	7,501	3,984
Effect of exchange rate changes on cash and cash equivalents	1,098	(227)	(409)	(194)	(714)
Increase (decrease) in cash and cash equivalents	193	(1,280)	(110)	8,441	5,208
Cash and cash equivalents at the beginning of the period	8,254	13,070	8,557	3,349	3,349
Cash and cash equivalents at the end of the period	$ 8,447	$ 11,790	$ 8,447	$ 11,790	$ 8,557